Intangible Assets, Net (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization expenses on intangible assets	¥ 2,778	¥ 322